ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accrued liabilities and other payables, consisted of the following:

	September 30, 2023	September 30, 2022
Accrued payroll	$287,846	$-
Service payable	202,494	23,795
Other payables	780,747	517,255
Accrued liabilities and other payables	$1,271,087	$541,050